INCOME TAX - Disclosure of deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Abstract]
Property, plant and equipment	$ (154,587)	$ (156,669)
Other financial assets	5,714	2,951
Provisions	20,422	17,009
Tax loss carry forwards	89,391	86,006
Deferred tax liability	$ (39,060)	$ (50,703)